Income Taxes - Effective Income Tax Reconciliation (FY) (Details) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	[1]	Sep. 30, 2024	Sep. 30, 2023	[1]	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal statutory rate							$ (3,283,000)	$ 20,249,000	$ 31,844,000
State blended statutory rate							(828,000)	5,168,000	8,497,000
Income taxed to owners of noncontrolling interests							1,558,000	(11,285,000)	(21,762,000)
Foreign tax impact							1,000	(80,000)	227,000
Change in fair value of warrant liability							(246,000)	(3,718,000)	(19,669,000)
Stock based compensation							2,154,000	2,868,000	0
Other permanent items							433,000	548,000	901,000
Research and development credits							(502,000)	(2,514,000)	(751,000)
Return to Provision							1,128,000	0	0
Change in valuation allowance							(413,000)	186,954,000	112,000
Acquisition Holdback Share Release							(605,000)	0	0
Tax receivable agreement revaluation							205,000	(20,462,000)	0
Change in State Tax Rate							491,000	1,349,000	0
Provision for (benefit from) income taxes	$ 21,000	$ 0		$ 72,000	$ 0		$ 93,000	$ 179,077,000	$ (601,000)
Effective tax rate							(0.60%)	185.70%	(0.40%)

[1]	For the three and nine months ended September 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.